DEBT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Current equipment lease financing, net	$ 240,473	$ 240,473	$ 248,794
Long-term equipment lease financing, net	266,471	$ 266,471	$ 78,822
Equipment Lease Financing [Member]
Description of lease

The initial term of the Fountain Lease is 36 months, with payments of $21,545 per month for the first 24 months and then $1,267 for the 12 months thereafter. Pursuant to the terms of the Fountain Lease, the Company has an option at the end of the initial term to purchase the equipment for the greater of $25,347 or current fair market value, provided that such amount shall not be in excess of $152,083. In addition, the Company also has the option to extend the Fountain Lease for an additional 12 month period at a rate of $8,872 per month with the right at the end of such extension term to purchase the equipment for fair value or to return the equipment to Fountain. The Fountain Lease has a lease rate factor of 4.25% per month for the first 24 months and 0.25% for the final 12 months of the initial term.

Master Lease Agreement [Member] | Fountain Leasing 2013 LP [Member] | Laboratory Equipment [Member]
Lease amount	506,944	$ 506,944
Security deposit	$ 101,389	101,389
Lease term	36 months
Description of lease

Pursuant to the terms of the Fountain Lease, the Company has an option at the end of the initial term to purchase the equipment for the greater of $25,347 or current fair market value, provided that such amount shall not be in excess of $152,083.

Extension of lease term	12 months
Payments for extended lease, per month	$ 8,872	8,872
Master Lease Agreement [Member] | Fountain Leasing 2013 LP [Member] | Laboratory Equipment [Member] | First 24 Months [Member]
Payments for lease, per month	$ 21,545	$ 21,545
Lease rate factor	4.25%	4.25%
Master Lease Agreement [Member] | Fountain Leasing 2013 LP [Member] | Laboratory Equipment [Member] | 12 Months Thereafter [Member]
Payments for lease, per month	$ 1,267	$ 1,267
Lease rate factor	0.25%	0.25%